SHORT-TERM AND LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2016
Long-term Debt, by Current and Noncurrent [Abstract]
Schedule of short-term and long-term debt

(in thousands of $)	June 30, 2016	December 31, 2015
Long-term debt:
3.75% senior unsecured convertible bonds due 2016	—	117,500
NOK600 million senior unsecured floating rate bonds due 2017	67,368	63,681
3.25% senior unsecured convertible bonds due 2018	350,000	350,000
NOK900 million senior unsecured floating rate bonds due 2019	90,380	85,434
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2023	1,136,249	1,049,861
Total debt principal	1,643,997	1,666,476
Less: Unamortized debt issuance costs	(26,795)	(32,271)
Less: Current portion of long-term debt	(96,881)	(208,031)
	1,520,321	1,426,174

Schedule of maturities of debt
The outstanding debt as of June 30, 2016 is repayable as follows:

(in thousands of $)
Year ending December 31,

2016 (remaining six months)	48,451
2017	195,302
2018	537,385
2019	272,060
2020	172,060
Thereafter	418,739
Total debt principal	1,643,997